Expense Example	Delaware Emerging Markets Fund Class A Expense Example, with Redemption, 1 Year	Delaware Emerging Markets Fund Class A Expense Example, with Redemption, 3 Years	Delaware Emerging Markets Fund Class A Expense Example, with Redemption, 5 Years	Delaware Emerging Markets Fund Class A Expense Example, with Redemption, 10 Years	Delaware Emerging Markets Fund Class C Expense Example, with Redemption, 1 Year	Delaware Emerging Markets Fund Class C Expense Example, with Redemption, 3 Years	Delaware Emerging Markets Fund Class C Expense Example, with Redemption, 5 Years	Delaware Emerging Markets Fund Class C Expense Example, with Redemption, 10 Years	Delaware Emerging Markets Fund Class R Expense Example, with Redemption, 1 Year	Delaware Emerging Markets Fund Class R Expense Example, with Redemption, 3 Years	Delaware Emerging Markets Fund Class R Expense Example, with Redemption, 5 Years	Delaware Emerging Markets Fund Class R Expense Example, with Redemption, 10 Years	Delaware Emerging Markets Fund Institutional Class Expense Example, with Redemption, 1 Year	Delaware Emerging Markets Fund Institutional Class Expense Example, with Redemption, 3 Years	Delaware Emerging Markets Fund Institutional Class Expense Example, with Redemption, 5 Years	Delaware Emerging Markets Fund Institutional Class Expense Example, with Redemption, 10 Years	Delaware Emerging Markets Fund Class R6 Expense Example, with Redemption, 1 Year	Delaware Emerging Markets Fund Class R6 Expense Example, with Redemption, 3 Years	Delaware Emerging Markets Fund Class R6 Expense Example, with Redemption, 5 Years	Delaware Emerging Markets Fund Class R6 Expense Example, with Redemption, 10 Years	Delaware International Small Cap Fund Class A Expense Example, with Redemption, 1 Year	Delaware International Small Cap Fund Class A Expense Example, with Redemption, 3 Years	Delaware International Small Cap Fund Class A Expense Example, with Redemption, 5 Years	Delaware International Small Cap Fund Class A Expense Example, with Redemption, 10 Years	Delaware International Small Cap Fund Class C Expense Example, with Redemption, 1 Year	Delaware International Small Cap Fund Class C Expense Example, with Redemption, 3 Years	Delaware International Small Cap Fund Class C Expense Example, with Redemption, 5 Years	Delaware International Small Cap Fund Class C Expense Example, with Redemption, 10 Years	Delaware International Small Cap Fund Class R Expense Example, with Redemption, 1 Year	Delaware International Small Cap Fund Class R Expense Example, with Redemption, 3 Years	Delaware International Small Cap Fund Class R Expense Example, with Redemption, 5 Years	Delaware International Small Cap Fund Class R Expense Example, with Redemption, 10 Years	Delaware International Small Cap Fund Institutional Class Expense Example, with Redemption, 1 Year	Delaware International Small Cap Fund Institutional Class Expense Example, with Redemption, 3 Years	Delaware International Small Cap Fund Institutional Class Expense Example, with Redemption, 5 Years	Delaware International Small Cap Fund Institutional Class Expense Example, with Redemption, 10 Years	Delaware International Small Cap Fund Class R6 Expense Example, with Redemption, 1 Year	Delaware International Small Cap Fund Class R6 Expense Example, with Redemption, 3 Years	Delaware International Small Cap Fund Class R6 Expense Example, with Redemption, 5 Years	Delaware International Small Cap Fund Class R6 Expense Example, with Redemption, 10 Years	Delaware International Value Equity Fund Class A Expense Example, with Redemption, 1 Year	Delaware International Value Equity Fund Class A Expense Example, with Redemption, 3 Years	Delaware International Value Equity Fund Class A Expense Example, with Redemption, 5 Years	Delaware International Value Equity Fund Class A Expense Example, with Redemption, 10 Years	Delaware International Value Equity Fund Class C Expense Example, with Redemption, 1 Year	Delaware International Value Equity Fund Class C Expense Example, with Redemption, 3 Years	Delaware International Value Equity Fund Class C Expense Example, with Redemption, 5 Years	Delaware International Value Equity Fund Class C Expense Example, with Redemption, 10 Years	Delaware International Value Equity Fund Class R Expense Example, with Redemption, 1 Year	Delaware International Value Equity Fund Class R Expense Example, with Redemption, 3 Years	Delaware International Value Equity Fund Class R Expense Example, with Redemption, 5 Years	Delaware International Value Equity Fund Class R Expense Example, with Redemption, 10 Years	Delaware International Value Equity Fund Institutional Class Expense Example, with Redemption, 1 Year	Delaware International Value Equity Fund Institutional Class Expense Example, with Redemption, 3 Years	Delaware International Value Equity Fund Institutional Class Expense Example, with Redemption, 5 Years	Delaware International Value Equity Fund Institutional Class Expense Example, with Redemption, 10 Years	Delaware International Value Equity Fund Class R6 Expense Example, with Redemption, 1 Year	Delaware International Value Equity Fund Class R6 Expense Example, with Redemption, 3 Years	Delaware International Value Equity Fund Class R6 Expense Example, with Redemption, 5 Years	Delaware International Value Equity Fund Class R6 Expense Example, with Redemption, 10 Years
USD ($)	717	1,038	1,381	2,347	326	720	1,240	2,668	176	568	985	2,150	125	414	724	1,603	116	381	667	1,481	706	1,006	1,327	2,233	315	687	1,185	2,556	165	534	928	2,032	114	379	665	1,479	102	346	610	1,363	684	952	1,240	2,058	291	630	1,096	2,385	140	477	837	1,851	90	321	572	1,289	83	299	534	1,207